3. VARIABLE INTEREST ENTITY- SYMBID COOP (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Schedule of assets and liabilities of Symbid Coop
	December 31,
	2014	2013
Current assets	$43,497	$53,414
Current liabilities	$121,521	$113,137